Revenue and Other Income (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Gross revenue	$ 104,007	$ 145,452	$ 163,481	$ 149,403
Rebates	(7,723)	(14,064)	(12,481)	(10,565)
Sale of goods
Revenue from sale of goods	95,996	131,285	143,290	138,814
Revenue from rendering of services	0	0	7,702	0
Other income	288	103	8	24
Revenue	96,284	131,388	151,000	138,838
Retail [Member]
Sale of goods
Revenue from sale of goods	34,460	53,150	58,837	56,494
Wholesale [Member]
Sale of goods
Revenue from sale of goods	43,379	45,901	77,729	76,570
Online [Member]
Sale of goods
Revenue from sale of goods	$ 18,157	$ 32,234	$ 6,724	$ 5,750